Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 1,000,964	$ 322,316
Liabilities Current	5,398,864	48,225,766
Assets Non-Current	16,422,737	4,871,397
Liabilities Non-current	16,167,471	25,208,326
Non-hedging derivative instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	1,414,895
Liabilities Current	23,285	2,026,476
Assets Non-Current	$ 1,911,233
Liabilities Non-current		$ 124,048